Basis of preparation	12 Months Ended
Dec. 31, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of preparation	Basis of preparation
A.1. International financial reporting standards (IFRS)
The consolidated financial statements cover the twelve-month periods ended December 31, 2019, 2018 and 2017.
In accordance with Regulation No. 1606/2002 of the European Parliament and Council of July 19, 2002 on the application of international accounting standards, Sanofi has presented its consolidated financial statements in accordance with IFRS since January 1, 2005. The term “IFRS” refers collectively to international accounting and financial reporting standards (IASs and IFRSs) and to interpretations of the interpretations committees (SIC and IFRIC) with mandatory application as of December 31, 2019.
The consolidated financial statements of Sanofi as of December 31, 2019 have been prepared in compliance with IFRS as issued by the International Accounting Standards Board (IASB) and with IFRS as endorsed by the European Union as of December 31, 2019(a).
IFRS as endorsed by the European Union as of December 31, 2019 are available under the heading “IFRS Financial Statements” via the following web link:
https://www.efrag.org/Endorsement.
The consolidated financial statements have been prepared in accordance with the IFRS general principles of fair presentation, going concern, accrual basis of accounting, consistency of presentation, materiality, and aggregation.
A.2. New standards, amendments and interpretations
A.2.1. New standards applicable from January 1, 2019
IFRS 16 became applicable on January 1, 2019, requiring Sanofi to update its lease accounting policies as described in Note B.5., "Property, plant and equipment owned and leased". Most of the leases contracted by Sanofi relate to industrial and office premises, cars, and various items of plant and equipment, with Sanofi as the lessee.
Under IAS 17, most of the leases contracted by Sanofi were classified as operating leases in which Sanofi was the lessee.
For most of those leases, the first-time application of IFRS 16 effective January 1, 2019 has resulted in the recognition on the balance sheet of (i) a liability for future lease payments and (ii) a right-of-use asset. IFRS 16 has also led to the following changes in presentation:

▪	Balance sheet: Sanofi now presents right-of-use assets, non-current lease liabilities and current lease liabilities as separate line items.

▪
Income statement: the rental expense previously recognized as a component of Operating income is now presented partly as Depreciation expense (within Operating income), and partly within Financial expenses.

▪
In the statement of cash flows: the rental payments previously presented within Net cash provided by/(used in) operating activities are now presented within Net cash provided by/(used in) financing activities to the extent that those payments are allocated to repayment of the lease liability.

Sanofi has elected the simplified retrospective method for first-time application of IFRS 16, which involves recognizing a right-of-use asset equal to the amount of the lease liability. Under that method, comparative periods are not restated.
Consequently, for all leases (other than short-term leases and leases of low-value assets), a right-of-use asset was recognized on the balance sheet for an amount equal to the liability for future lease payments, adjusted by the amount of any prepaid or accrued lease payments. Amounts previously recognized in the financial statements for leases classified as finance leases under IAS 17 have remained unchanged. However, they have been reclassified from Property, plant and equipment to Right-of-use assets.
The lease liability recognized as of January 1, 2019 has been discounted at an average incremental borrowing rate of 3.5%.

(a)
Sanofi has also early adopted, with effect from January 1, 2019, the amendment to IFRS 9 on interest rate benchmark reform, which was endorsed by the European Union between the end of the reporting period and the date on which the financial statements were closed off (see Note A.2.2).

Sanofi has applied the following practical expedients available under IFRS 16 at the transition date:

▪	Leases with a lease term that ends between January 1, 2019 and December 31, 2019 have been treated as short-term leases and have not been capitalized, except for vehicle fleet leases.

▪	Initial direct costs have been excluded from the initial measurement of the right-of-use asset.

▪
The carrying amount of the right-of-use asset has not been subject to impairment testing under IAS 36, because it is regarded as having already been tested as part of a review of onerous contracts conducted under IAS 37 at a date close to the date of first-time application.

Finally, Sanofi has not identified any material embedded leases within service or supply contracts.
Impact on the balance sheet at the transition date (a)

(€ million)	December 31, 2018 as published	Impact of first-time application of IFRS 16		January 1, 2019
	(IAS 17)	Reclassification	Initial recognition	(IFRS 16)
Property, plant and equipment	9,651	(23)	—	9,628
Right-of-use assets	—	(66)	1,497	1,431
Other current and non current assets	5,888	(11)	—	5,877
Short-term debt and long-term debt	(24,640)	22	—	(24,618)
Current and non-current lease liabilities	—	(22)	(1,324)	(1,346)
Provisions and other current and non-current liabilities	(17,974)	100	(173)	(18,047)
(a) Debits are shown as positive amounts and credits as negative amounts.

Due to the first-time application of IFRS 16 effective January 1, 2019, future commitments under operating leases are from that date recognized as part of the lease liability. Because Sanofi used the modified retrospective approach for transition, historical information has not been restated. However, as the prior standard (IAS 17) was applicable in preceding periods, commitments under operating leases are presented in the table below:

(€ million)	2018	2017
Commitments under operating leases(a)	2,427	1,452

(a)	The increase in 2018 mainly reflects a commitment relating to a new lease contracted in the United States that will commence in 2021

Reconciliation between lease commitments under IAS 17 and lease liabilities under IFRS 16

(€ million)
Undiscounted lease commitments as of December 31, 2018	2,427
Leases contracted in 2018 but taking effect after 2018 (a)	(1,011)
Impact of renewal options	187
Short-term leases and leases of low-value assets	(21)
Other	(22)
Undiscounted lease commitments as of January 1, 2019	1,560
Effect of discounting	(236)
Finance leases	22
Lease liabilities as of January 1, 2019	1,346

(a)	Mainly relates to a new lease contracted in the United States that will commence in 2021.

Repayments of the undiscounted lease liability as of January 1, 2019 break down as follows: 17% within less than 1 year, 44% between 1 and 5 years, 39% after more than 5 years.
There was no material change in right-of-use assets between January 1, 2019 and December 31, 2019.
Following the IFRIC agenda decision of November 2019, Sanofi reviewed the lease term of contracts that are cancellable without the payment of a penalty, either by the lessor or the lessee, in order to take into account the concept of "economic penalty". This review resulted in a revision in the estimated end date of a lease in Germany, extending the lease term by 10 years.
As regards IFRIC 23 (Uncertainty over Income Tax Treatments), which was mandatorily applicable from January 1, 2019, Sanofi elected to early adopt this interpretation effective January 1, 2018.
A.2.2. New pronouncements issued by the IASB and applicable from 2020 or later
This note describes standards, amendments and interpretations issued by the IASB that will have mandatory application in 2020 or subsequent years, and Sanofi’s position regarding future application.
During 2018, the IASB published a number of amendments mandatorily applicable from January 1, 2020 onwards (subject to endorsement by the European Union), which Sanofi does not expect to have a material effect. These include “Definition of a Business” (amendment to IFRS 3), issued October 22, 2018, which will apply prospectively to business combinations from January 1, 2020 onwards. Sanofi has not early adopted any of those amendments in the consolidated financial statements for the year ended December 31, 2019.
On September 26, 2019, the IASB issued an amendment to IFRS 9 relating to interest rate benchmark reform. Sanofi has early adopted that amendment in the consolidated financial statements for the year ended December 31, 2019. The hedging instruments contracted by Sanofi affected by interest rate benchmark reform are the interest rate swaps described in note D.20b), maturing from 2022.
Fair value hedging relationships consist of swapping fixed-rate euro-denominated bonds to the overnight benchmark rate applicable in euros (Eonia), with a perfect alignment of critical terms between hedged items and hedging instruments. Consequently, those hedging relationships currently have no ineffective portion, and that will remain the case once Eonia is replaced by Ester, the new euro overnight benchmark rate.
Cash flow hedging relationships consist of swapping floating-rate synthetic debt (combination of fixed-rate bonds and fixed-to-Eonia interest rate swaps) to fixed rates, with the same perfect alignment of critical terms between hedged items and hedging instruments. Sanofi expects that Eonia will be replaced by Ester simultaneously in the interest rate swap contracts affected, and hence believes that the cash flow hedging relationships in question will remain fully effective. Consequently, Sanofi does not expect the interest rate benchmark reform to have a material impact on its hedging relationships.
A.3. Use of estimates and judgments
The preparation of financial statements requires management to make reasonable estimates and assumptions based on information available at the date of the finalization of the financial statements. Those estimates and assumptions may affect the reported amounts of assets, liabilities, revenues and expenses in the financial statements, and disclosures of contingent assets and contingent liabilities as of the date of the review of the financial statements. Examples of estimates and assumptions include:

▪	amounts deducted from sales for projected sales returns, chargeback incentives, rebates and price reductions (see Notes B.13.1. and D.23.);

▪	impairment of property, plant and equipment, intangible assets, and investments accounted for using the equity method (see Notes B.6. and D.5.);

▪	the valuation of goodwill and the valuation and estimated useful life of acquired intangible assets (see Notes B.3.2., B.4.3., D.4. and D.5.);

▪	the measurement of equity investments in unquoted entities (see Notes B.8.5. and D.12.);

▪	the measurement of contingent consideration receivable in connection with asset divestments (see Notes B.8.5. and D.12.) and of contingent consideration payable (see Notes B.3. and D.18.);

▪	the measurement of financial assets at amortized cost (see Note B.8.5.);

▪	the amount of post-employment benefit obligations (see Notes B.23. and D.19.1.);

▪	the amount of provisions for restructuring, litigation, tax risks (other than those related to income taxes) and environmental risks (see Notes B.12., B.19., B.20., D.19. and D.22.); and

▪	the amount of deferred tax assets resulting from tax losses available for carry-forward and deductible temporary differences (see Notes B.22. and D.14.).
Actual results could differ from these estimates.
A.4. Hyperinflation
Under IAS 29, (Financial Reporting in Hyperinflationary Economies), non-monetary balance sheet items must be restated using a general price index; monetary items are not restated. Items in the income statement and the statement of comprehensive income must be restated by applying the change in the general price index from the dates when the income and expense items were initially recorded in the financial statements.
In 2019, Sanofi continued to account for subsidiaries based in Venezuela using the full consolidation method, on the basis that the criteria for control as specified in IFRS 10 (Consolidated Financial Statements) are still met.
In 2018, the Venezuelan government made further changes to the foreign exchange system. At the end of August 2018 the “DICOM” rate, which had been the compulsory rate since the end of January 2018, was abolished and replaced by the “PETRO” rate with a floating US dollar/bolivar parity. At the same time, the strong bolivar (“VEF”) was also replaced by a new currency known as the sovereign bolivar (“VES”), reflecting a 1-for-100,000 devaluation. Consequently, the contribution of the Venezuelan subsidiaries to the consolidated financial statements is immaterial.
In Argentina, the cumulative rate of inflation over the last three years is in excess of 100%, based on a combination of indices used to measure inflation in that country. Consequently, Sanofi has treated Argentina as a hyperinflationary economy from July 1, 2018 onwards, and applies IAS 29. As a result, an immaterial monetary foreign exchange loss was recognized in the Sanofi financial statements as of December 31, 2019 and December 31, 2018 in respect of the impact of hyperinflation in Argentina.
A.5. Withdrawal of the United Kingdom from the European Union
The announced withdrawal of the United Kingdom from the European Union does not pose any major issues for Sanofi, and Sanofi does not expect a material impact on the consolidated financial statements.